Notes Payable	12 Months Ended
Mar. 31, 2024
Notes Payable [Abstract]
NOTES PAYABLE

Note 15 – NOTES PAYABLE

The Company has credit facilities with Hangzhou United Bank (“HUB”), Bank of Hangzhou (“BOH”), and China Merchant Bank (“CMB”) that provided working capital in the form of the following bank acceptance notes. Usually, the Company applies to issue a note, which is guaranteed by the bank, to its supplier to pay off its debt in a future date. Before the payment date, the bank will ask the Company to inject cash into the bank. On the payment date, the bank will pay the amount to whoever legally holds the note. As of at March 31, 2024 and March 31, 2023, the balances of notes payable are as follow:

		Origination	Maturity	March 31,	March 31,
Beneficiary(1)	Endorser	date	date	2024	2023
Jiuzhou Pharmacy	HUB	10/19/22	04/19/23	$-	$3,289,434
Jiuzhou Pharmacy	HUB	10/20/22	04/19/23	-	36,403
Jiuzhou Pharmacy	HUB	11/17/22	05/17/23	-	5,576,213
Jiuzhou Pharmacy	HUB	12/16/22	06/16/23	-	1,207,565
Jiuzhou Pharmacy	HUB	12/26/22	06/27/23	-	659,883
Jiuzhou Pharmacy	HUB	12/28/22	06/29/23	-	2,654,696
Jiuzhou Pharmacy	HUB	01/16/23	07/16/23	-	346,545
Jiuzhou Pharmacy	HUB	02/27/23	08/27/23	-	3,242,559
Jiuzhou Pharmacy	HUB	03/20/23	09/20/23	-	4,573,664
Jiuzhou Pharmacy	HUB	03/23/23	09/23/23	-	440,391
Jiuxin Medicine	HUB	11/17/22	05/17/23	-	1,303,221
Jiuxin Medicine	HUB	12/16/22	06/16/23	-	3,704,790
Jiuxin Medicine	HUB	12/21/22	06/21/23	-	200,741
Jiuxin Medicine	HUB	12/29/22	06/29/23	-	1,215,854
Jiuxin Medicine	HUB	03/20/23	09/20/23	-	803,817
Jiuzhou Pharmacy	HUB	10/12/23	04/12/24	5,126,621	-
Jiuzhou Pharmacy	HUB	11/21/23	05/21/24	5,703,704
Jiuzhou Pharmacy	HUB	12/22/23	06/22/24	6,040,374	-
Jiuzhou Pharmacy	HUB	12/27/23	06/27/24	274,683	-
Jiuzhou Pharmacy	HUB	12/28/23	06/28/24	151,882	-
Jiuzhou Pharmacy	HUB	01/03/24	07/03/24	102,713	-
Jiuzhou Pharmacy	HUB	01/11/24	07/11/24	248,086	-
Jiuzhou Pharmacy	HUB	02/06/24	08/06/24	3,189,602	-
Jiuzhou Pharmacy	HUB	03/13/24	09/13/24	3,274,739	-
Jiuzhou Pharmacy	HUB	03/14/24	09/14/24	969,489	-
Jiuxin Medicine	HUB	12/27/23	06/27/24	415,495	-
Jiuxin Medicine	HUB	12/28/23	06/28/24	1,689,726	-
Jiuxin Medicine	HUB	01/11/24	07/11/24	3,234,494	-
Jiuxin Medicine	HUB	02/06/24	08/06/24	186,973
Jiuxin Medicine	HUB	03/15/24	09/15/24	415,495
Jiuxin Medicine	HUB	03/28/24	09/28/24	293,080
Jiuxin Medicine	HUB	03/29/24	09/29/24	359,179	-
Total				$31,676,335	$29,255,776

(1)	As of March 31, 2024, the Company had $31,676,335 (RMB228,712,642) of notes payable from HUB. The Company is required to hold restricted cash in the amount of $12,657,839 (RMB 91,393,395 ) with HUB as collateral against these bank notes. Included in the restricted cash is a total of $4,501,198 three-year deposit (RMB32,500,000) deposited into HUB as a collateral for current and future notes payable from HUB. As of March 31, 2023, the Company had $29,255,776 (RMB 200,916,968) of notes payable from HUB. The Company is required to hold restricted cash in the amount of $12,217,616 (RMB 83,905,700 ) with HUB as collateral against these bank notes. Included in the restricted cash is a total of $4,732,366 three-year deposit (RMB32,500,000) deposited into HUB as a collateral for current and future notes payable from HUB.

As of March 31, 2024, the Company had a credit line of approximately $19.25 million in the aggregate from HUB. By putting up a three-year deposit of $4.50 million and the restricted cash of $8.16 million deposited in the banks, the total credit line was $31.91 million. As of March 31, 2024, the Company had approximately $31.68 million of bank notes payable and approximately $0.23 million bank credit line was still available for further borrowing. The bank notes are secured by three shops of Jiuzhou Pharmacy and guaranteed by the Company’s major shareholders.